Impairment of Intangible Assets by Reporting Segments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Indefinite-lived Intangible Assets [Line Items]
Impairment of intangible assets	$ 1.5	$ 2.4
Outdoor Solutions
Indefinite-lived Intangible Assets [Line Items]
Impairment of intangible assets		0.7
Consumer Solutions
Indefinite-lived Intangible Assets [Line Items]
Impairment of intangible assets		0.7
Branded Consumables
Indefinite-lived Intangible Assets [Line Items]
Impairment of intangible assets	$ 1.5	$ 1.0